Equity (Deficit) (Details) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended																								6 Months Ended	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Accumulated Other Comprehensive Income (Loss) [Member]		Dec. 31, 2010 Accumulated Other Comprehensive Income (Loss) [Member]		Dec. 31, 2009 Accumulated Other Comprehensive Income (Loss) [Member]		Dec. 31, 2011 Accumulated Translation Adjustment [Member]		Dec. 31, 2010 Accumulated Translation Adjustment [Member]		Dec. 31, 2009 Accumulated Translation Adjustment [Member]		Dec. 31, 2011 Accumulated Net Gain (Loss) from Designated or Qualifying Cash Flow Hedges [Member]	Dec. 31, 2010 Accumulated Net Gain (Loss) from Designated or Qualifying Cash Flow Hedges [Member]	Dec. 31, 2009 Accumulated Net Gain (Loss) from Designated or Qualifying Cash Flow Hedges [Member]	Dec. 31, 2011 Minimum [Member] Accumulated Defined Benefit Plans Adjustment [Member]	Dec. 31, 2010 Minimum [Member] Accumulated Defined Benefit Plans Adjustment [Member]	Dec. 31, 2009 Minimum [Member] Accumulated Defined Benefit Plans Adjustment [Member]	Dec. 31, 2011 Stock Option [Member]	Dec. 31, 2010 Stock Option [Member]	Dec. 31, 2009 Stock Option [Member]	Jun. 30, 2012 Restricted Stock [Member]	Dec. 31, 2011 Restricted Stock [Member]	Dec. 31, 2010 Restricted Stock [Member]	Dec. 31, 2009 Restricted Stock [Member]	Jun. 30, 2012 Realogy Holdings [Member]	Dec. 31, 2011 Realogy Holdings [Member]	Jan. 05, 2011 Realogy Holdings [Member]	Dec. 31, 2011 Common Class A [Member]	Jan. 05, 2011 Common Class A [Member] Realogy Holdings [Member]	Dec. 31, 2011 Common Class B [Member]	Jan. 05, 2011 Common Class B [Member] Realogy Holdings [Member]
Accumulated Other Comprehensive Income [Line Items]
Number of Votes per Share of Stock																																				1		5
Accumulated Comprehensive Income [Roll Forward]
Beginning balance			$ (32)	$ (30)	$ (30)			$ (30)	[1]	$ (32)	[1]	$ (46)	[1]	$ 0	[2]	$ 0	[2]	$ (7)	[2]	$ (10)	$ (15)	$ (23)	$ (20)	$ (17)	$ (16)
Current period change	1	0	3	11	(2)	2	14	(2)	[1]	2	[1]	14	[1]	0	[2]	0	[2]	7	[2]	10	5	8	(12)	(3)	(1)
Ending balance	$ (30)		$ (30)		$ (32)	$ (30)		$ (32)	[1]	$ (30)	[1]	$ (32)	[1]	$ 0	[2]	$ 0	[2]	$ 0	[2]	$ 0	$ (10)	$ (15)	$ (32)	$ (20)	$ (17)
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount																										700,000	600,000	600,000	0	0	0	0
Common stock, shares authorized					178,000,000	178,000,000																											178,000,000	178,000,000	180,000,000		168,000,000		10,000,000
Common stock, par value (per share)					$ 0.01	$ 0.01																											$ 0.01	$ 0.01			$ 0.01		$ 0.01
Preferred stock, shares authorized																																			2,000,000
Preferred stock, par value (per share)																																			$ 0.01

[1]	As of December 31, 2011, the Company does not have any after-tax components of accumulated other comprehensive loss attributable to noncontrolling interests.
[2]	Assets and liabilities of foreign subsidiaries having non-U.S.–dollar functional currencies are translated at exchange rates at the balance sheet dates and equity accounts are translated at historical spot rates. Revenues and expenses are translated at average exchange rates during the periods presented. The gains or losses resulting from translating foreign currency financial statements into U.S. dollars are included in accumulated other comprehensive income (loss). Gains or losses resulting from foreign currency transactions are included in the Consolidated Statement of Operations.